Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2015 Unit	Dec. 31, 2016 USD ($) Unit	Dec. 31, 2016 CNY (¥) Unit	Dec. 31, 2015 CNY (¥) Unit	Dec. 31, 2014 CNY (¥) Unit
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company split Baidu reporting unit into	4	3	3	3	3
Impairment loss on intangible assets		$ 118,380	¥ 820	¥ 0	¥ 1,630
Amortization expense of intangible assets		$ 670,560,000	¥ 4,660,000	¥ 2,500,000	¥ 1,590,000